Loans and secured notes payable - Restrictions and Covenants (Details) - Reservoir Holdings Inc And Subsidiaries	Mar. 31, 2021
Debt Instrument [Line Items]
Minimum percentage for value of music library	55.00%
Maximum
Debt Instrument [Line Items]
Leverage ratio	5.50
Fixed charge coverage ratio	1.25%
Minimum
Debt Instrument [Line Items]
Leverage ratio	1.0
Fixed charge coverage ratio	1.00%